Other Non-Current Assets	6 Months Ended
Jun. 30, 2022
Disclosure Of Other Noncurrent Assets [Abstract]
Other non-current assets
6. Other
non-current
assets

	June 30, 2022	December 31, 2021
	(in thousands)
	£	£
Other non-current assets	2,604	2,540

During 2021, the Company provided a security of €3.0
million by depositing the funds with the German Regional Court of Dusseldorf (“RC Dusseldorf”) to cover the legal costs of Gilead Sciences Ireland UC and Gilead Sciences GmbH in the event that the Company is unsuccessful in the final outcome of the patent infringement litigation in Germany.
The extent to which the sum deposited will be reimbursed to the Company is dependent on a range of potential outcomes, and the timing of those outcomes, with respect to the patent infringement litigation in Germany, which is currently indeterminable.